Compensation of key management (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Analysis of income and expense [abstract]
Salaries and short-term employee benefits	$ 5,926	$ 6,357
Share-based payments	11,816	13,793
Key management personnel compensation	$ 17,742	$ 20,150